Significant Accounting Policies, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies
Other comprehensive income/(loss)	$ 0	$ 0	$ 0
Provision for Doubtful Accounts	$ 0	0	0
Property, Plant and Equipment, Useful Life	25 years
Impairment of Long-Lived Assets Held-for-use			$ 0
Assets held for sale	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	4.00%
Inventory [Line Items]
Inventories	$ 5,174	5,167
Bunkers
Inventory [Line Items]
Inventories	1,478	1,302
Lubricants
Inventory [Line Items]
Inventories	$ 3,696	$ 3,865